BUSINESS COMBINATIONS (Details)							12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 28, 2022 USD ($)	Aug. 01, 2022 USD ($) $ / shares shares	May 01, 2022 USD ($)	Feb. 14, 2022 USD ($)	Jan. 01, 2022 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
BUSINESS COMBINATIONS
Fair value of this contingent liability								$ 199,000
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Goodwill								$ 3,037,000	$ 2,247,000
ConnectM Before Business Combination
BUSINESS COMBINATIONS
Consideration in contingent payment							$ 57,694
Business combination costs	$ 8,000,000
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Goodwill	$ 2,403,722						$ 2,403,722		$ 2,246,619	$ 378,225
ConnectM Before Business Combination | Cazeault Solar & Home, LLC
BUSINESS COMBINATIONS
Consideration for the total allocable purchase price						$ 950,000
Consideration in cash						350,000
Consideration in issuance of common stock having a fair value						200,000
Consideration in seller secured promissory notes						$ 400,000
Number of seller secured promissory notes | item						2
Consideration in contingent payment						$ 880,363
Business combination costs						19,000
Amount of goodwill associated with the acquisition is deductible for income tax purposes						0
Deferred taxes on goodwill						0
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Cash						244,500
Accounts receivable						217,500
Property and equipment, net						38,300
Goodwill						880,363
Accounts payable						(155,700)
Accrued expenses and other current liabilities						(222,000)
Deferred tax liabilities						(62,563)
Debt						(219,400)
Net assets acquired						950,000
ConnectM Before Business Combination | Cazeault Solar & Home, LLC | Customer relationships
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets						$ 114,000
Estimated useful lives of intangible assets acquired (in years)						15 years
ConnectM Before Business Combination | Cazeault Solar & Home, LLC | Tradename
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets						$ 115,000
Estimated useful lives of intangible assets acquired (in years)						3 years
ConnectM Before Business Combination | Bourque Heating & Cooling Company, Inc
BUSINESS COMBINATIONS
Consideration for the total allocable purchase price					$ 1,389,000
Consideration in cash					$ 789,000
Number of seller secured promissory notes					600,000
Business combination costs					$ 22,000
Amount of goodwill associated with the acquisition is deductible for income tax purposes					0
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Cash					122,000
Inventory					5,300
Property and equipment, net					91,400
Goodwill					624,202
Accounts payable					(9,177)
Deferred tax liabilities					(208,725)
Net assets acquired					1,389,000
ConnectM Before Business Combination | Bourque Heating & Cooling Company, Inc | Customer relationships
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets					$ 546,000
Estimated useful lives of intangible assets acquired (in years)					15 years
ConnectM Before Business Combination | Bourque Heating & Cooling Company, Inc | Noncompetition agreements
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets					$ 34,000
Estimated useful lives of intangible assets acquired (in years)					5 years
ConnectM Before Business Combination | Bourque Heating & Cooling Company, Inc | Tradename
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets					$ 184,000
Estimated useful lives of intangible assets acquired (in years)					10 years
ConnectM Before Business Combination | Airflow Service Company, Inc
BUSINESS COMBINATIONS
Consideration for the total allocable purchase price				$ 750,000
Consideration in cash				$ 101,000
Number of seller secured promissory notes				649,000
Business combination costs				$ 12,000
Amount of goodwill associated with the acquisition is deductible for income tax purposes				0
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Cash				97,000
Accounts receivable				1,000
Prepaid expenses and other current assets				10,000
Property and equipment, net				43,000
Goodwill				285,383
Accounts payable				(51,000)
Deferred tax liabilities				(126,383)
Net assets acquired				750,000
ConnectM Before Business Combination | Airflow Service Company, Inc | Customer relationships
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets				$ 330,000
Estimated useful lives of intangible assets acquired (in years)				15 years
ConnectM Before Business Combination | Airflow Service Company, Inc | Noncompetition agreements
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets				$ 26,000
Estimated useful lives of intangible assets acquired (in years)				5 years
ConnectM Before Business Combination | Airflow Service Company, Inc | Tradename
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets				$ 135,000
Estimated useful lives of intangible assets acquired (in years)				10 years
ConnectM Before Business Combination | Blue Sky Electric, Inc
BUSINESS COMBINATIONS
Number of shares issued as merger consideration | shares			5,000
Agreed-upon value per share | $ / shares			$ 7.71
Consideration in issuance of common stock having a fair value			$ 38,550
Amount of goodwill associated with the acquisition is deductible for income tax purposes			0
Deferred taxes on goodwill			$ 0
ConnectM Before Business Combination | Florida Solar Products, Inc
BUSINESS COMBINATIONS
Consideration for the total allocable purchase price		$ 1,720,000
Consideration in cash		$ 450,000
Number of seller secured promissory notes		1,270,000
Fair value of this contingent liability		$ 57,694
Business combination costs		30,000
Amount of goodwill associated with the acquisition is deductible for income tax purposes		0
Deferred taxes on goodwill		0
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Cash		99,000
Accounts receivable		251,700
Inventory		343,500
Prepaid expenses and other current assets		42,800
Property and equipment, net		445,100
Goodwill		687,735
Accounts payable		(247,300)
Accrued expenses and other current liabilities		(134,300)
Deferred tax liabilities		(143,735)
Debt		(191,500)
Net assets acquired		1,720,000
ConnectM Before Business Combination | Florida Solar Products, Inc | Maximum
BUSINESS COMBINATIONS
Consideration in contingent payment		750,000
ConnectM Before Business Combination | Florida Solar Products, Inc | Customer relationships
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets		$ 215,000
Estimated useful lives of intangible assets acquired (in years)		15 years
ConnectM Before Business Combination | Florida Solar Products, Inc | Noncompetition agreements
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets		$ 31,000
Estimated useful lives of intangible assets acquired (in years)		5 years
ConnectM Before Business Combination | Florida Solar Products, Inc | Tradename
Aggregate fair value of the acquired assets and assumed liabilities at the acquisition date
Intangible assets		$ 321,000
Estimated useful lives of intangible assets acquired (in years)		10 years